EQUITY (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
SCHEDULE OF THE STOCK OPTIONS GRANTED, FORFEITED OR EXPIRED

The following is a summary of the stock options granted, forfeited or expired, and exercised under the Plans for the years ended December 31, 2024 and 2023 respectively:

	Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2023	645	$3,952	1.61	$-
Granted	-	-	-	-
Forfeited or expired	(628)	$3,964	-	-
Exercised	-	-	-	-
Outstanding at December 31, 2024	17	$3,497	0.59	-

	Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2022	645	$3,952	2.61	$-
Granted	-	-	-	-
Forfeited or expired	-	-	-	-
Exercised	-	-	-	-
Outstanding at December 31, 2023	645	$3,952	1.61	-

SCHEDULE OF NON - VESTED STOCK OPTIONS

The following is a summary of the Company’s non-vested stock options as of December 31, 2024 and 2023 respectively:

	Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)
Non-vested at December 31, 2023	1	$3,496	0.59
Granted	-	-	-
Vested	(1)	3,496	0.59
Forfeited or expired	-	-	-
Non-vested at December 31, 2024	-	$-	-

	Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)
Non-vested at December 31, 2022	16	$4,026	2.27
Granted	-	-	-
Vested	(15)	4,074	0.81
Forfeited or expired	-	-	-
Non-vested at December 31, 2023	1	$3,496	1.59

SCHEDULE OF ASSUMPTION OF BLACK-SCHOLES OPTION PRICING MODEL

	Year Ended December 31, 2024	Year Ended December 31, 2023
Exercise price	$0.16 - $0.26	$0.16 - $0.26
Expected term	3.25 to 3.75 years	3.25 to 3.75 years
Risk-free interest rate	0.38% - 2.43%	0.38% - 2.43%
Estimated volatility	293.07% - 517.13%	293.07% - 517.13%
Expected dividend	-	-